Consolidated Statement of Income (USD $) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
INTEREST INCOME
Interest and fees on loans	$ 22,726	$ 22,496	$ 22,418
Interest-bearing deposits in other institutions	24	30	26
Federal funds sold	14	15	20
Investment securities:
Taxable interest	1,896	2,514	3,209
Tax-exempt interest	3,127	3,044	2,976
Dividends on stock	87	79	97
Total interest income	27,874	28,178	28,746
INTEREST EXPENSE
Deposits	3,633	4,709	5,728
Short-term borrowings	148	178	261
Federal funds purchased		7
Other borrowings	118	166	294
Trust preferred securities	171	190	164
Total interest expense	4,070	5,250	6,447
NET INTEREST INCOME	23,804	22,928	22,299
Provision for loan losses	370	196	2,168
NET INTEREST INCOME AFTER PROVISION FOR LOAN LOSSES	23,434	22,732	20,131
NONINTEREST INCOME
Service charges on deposit accounts	1,876	1,956	1,765
Investment securities gains, net	248	11	610
Earnings on bank-owned life insurance	276	280	279
Gains on sale of loans	237		85
Other income	951	898	712
Total noninterest income	3,588	3,145	3,451
NONINTEREST EXPENSE
Salaries and employee benefits	8,817	7,913	7,127
Occupancy expense	1,108	1,231	959
Equipment expense	963	950	759
Data processing costs	917	854	772
Ohio state franchise tax	342	618	590
Federal deposit insurance expense	449	516	487
Professional fees	1,086	1,174	948
Losses on other real estate owned	183	18	258
Advertising expenses	488	445	423
Other real estate expenses	387	410	498
Directors fees	403	403	386
Other expense	2,707	2,338	2,432
Total noninterest expense	17,850	16,870	15,639
Income before income taxes	9,172	9,007	7,943
Income taxes	1,992	1,979	1,662
NET INCOME	$ 7,180	$ 7,028	$ 6,281
EARNINGS PER SHARE
Basic (in Dollars per share)	$ 3.52	$ 3.48	$ 3.29
Diluted (in Dollars per share)	$ 3.50	$ 3.47	$ 3.28
DIVIDENDS DECLARED PER SHARE (in Dollars per share)	$ 1.04	$ 1.04	$ 1.04